Financial and Capital Risk Management and Fair Value Measurement - Details the Group's Sensitivity to a 10% Change in the Period-End Rate (Detail) £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Statement [line items]
Loss before tax	£ (166,450)		£ (41,118)		£ (37,306)
Currency risk [member]
Statement [line items]
Loss before tax	47	$ (372)	74	$ 20
Equity	£ 47		£ 74			$ (372)	$ 20